Other Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 acre	Dec. 31, 2010 acre
Other Assets [Line Items]
Restricted cash	$ 64,609,000	$ 90,587,000
Premier [Member]
Other Assets [Line Items]
Restricted cash		14,600,000
Panama City [Member]
Other Assets [Line Items]
Acres of land to be acquired	708	708
Restricted cash	56,500,000	56,500,000
Cost of land to be acquired	$ 51,870,000